CONVERTIBLE LOAN notes (the “notes”) (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jul. 15, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024	Aug. 03, 2024	Jul. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Convertible loan note issued		$ 4,090,342
Interest rate		8.00%
Convertible loan note face value issued		$ 100,000
Aggregate face value	5,382,000	3,350,000
Notional amount	4,117,648						$ 4,350,000	$ 1,000,000
Accrued interest		347,342				$ 3,530,019	751,781
Convertible loan notes	0			$ 4,350,000		$ 3,000,000	$ 5,101,781
Par value per share					$ 0.00005		$ 2.17
Number of converted shares issued							2,347,134
Net fair value loss of convertible loan notes	639,000	$ 374,000	$ 19,000
Diginex Solutions Limited [member]
IfrsStatementLineItems [Line Items]
Loan receivable due amount									$ 1,000,000
Borrowings									1,000,000
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings	517,535								517,535
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 482,465								$ 482,465
Unsecured Notes [member]
IfrsStatementLineItems [Line Items]
Convertible loan note issued										$ 10,000,000
Interest rate										8.00%